Commitments (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013
Incurred expenses	$ 26,950	$ 91,950
Other current liabilities	137,500	137,500
University [Member]
Other current liabilities	37,500	37,500
Other long term liabilities	$ 37,500	$ 37,500